LEASES	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
LEASES
7. LEASES
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2025	4,632	5,032
Additions, including adjustments arising as a result of an extension of lease term and as part of business combinations	602	602
Amortization of right-of-use assets (Note 20)	(1,221)	—
Interest expense	—	324
Payments	—	(1,384)
Translation differences	194	213
As of December 31, 2025	4,207	4,787
As of January 1, 2024	1,460	1,723
Additions	4,135	4,077
Amortization of right-of-use assets (Note 20)	(847)	—
Interest expense	—	249
Payments	—	(937)
Lease termination	(36)	(38)
Translation differences	(80)	(42)
As of December 31, 2024	4,632	5,032
The entire balance of right-of-use assets as of December 31, 2025 and December 31, 2024 is related to the lease of office premises.
Lease additions for the year ended December 31, 2025 relate to the following: (i) as part of the Spotlight.Vegas Acquisition (Note 5), in September 2025, the Company assumed a new long-term sublease agreement for an office property in Las Vegas, Nevada which is scheduled to expire on February 2, 2028; (ii) a new long-term lease agreement entered into by a subsidiary of the Group for an office property in New York, New York which commenced in April 2025 and is scheduled to expire on June 16, 2028, with an option to renew for an additional two or three years; and (iii) a Group subsidiary entered into a lease agreement on September 13, 2022 for an office property in Costa Rica. The current lease term is effective from August 1, 2025 to July 31, 2028. The Group remeasured the lease following a reassessment of the termination option.
Lease additions for the year ended December 31, 2024 relate to new long term lease agreements entered into by subsidiaries of the Group for the following office properties: (i) Charlotte, North Carolina, which commenced in June 2024 and is scheduled to expire on December 31, 2031 with an option to renew for an additional three years; (ii) Malta, which commenced in April 2024 and has a term of five years, with a minimum non-cancelable duration of three years; and (iii) Helsinki, Finland, which commenced in June 2024, with a minimum non-cancelable duration of two years.
As of December 31, 2025, the Group’s lease liabilities amounted to $4,787, comprising of $1,205 due within one year and $3,582 due after more than one year (December 31, 2024: $5,032, comprising of $1,213 due within one year and $3,819 due after more than one year).
Lease payments not recognized as a liability
The Group has elected not to recognize a lease liability for leases that are short term (with expected lease term of 12 months or less). Payments made under such leases are expensed on a straight-line basis.
The expense and cash paid relating to payments not included in the measurement of the lease liability is as follows:

	Year ended December 31,
	2025	2024	2023
Short-term leases (Note 20)	83	317	567